Expense Example - Alpha Architect US Equity 2 ETF - Alpha Architect US Equity 2 ETF Class	Sep. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48